Franchise Arrangements	12 Months Ended
Dec. 31, 2012
Franchise Arrangements [Abstract]
Franchise Arrangements

14. Franchise arrangements

     Individual franchise arrangements generally include a lease and a license and provide for payment of initial fees as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The Company's franchisees are granted the right to operate a restaurant using the McDonald's system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald's Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

     At December 31, 2012 and 2011, net property and equipment under franchise arrangements totaled $211,139 and $184,199, respectively (including land of $63,839 and $63,699, respectively).

Revenues from franchised restaurants for fiscal years 2012, 2011 and 2010 consisted of:

	2012	2011	2010
Rent	$161,591	$152,380	$122,448
Initial fees (i)	780	514	660
Royalty fees (ii)	652	627	544
Total	$163,023	$153,521	$123,652

(i) Disclosed net of initial fees paid to McDonald's Corporation for $882, $518 and $595 in 2012, 2011 and 2010, respectively.

(ii) Disclosed net of royalties fees paid to McDonald's Corporation for $65,756, $60,261 and $49,562 in 2012, 2011 and 2010, respectively.

     At December 31, 2012, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total

2013	$9,799	$27,863	$37,662
2014	9,261	25,667	34,928
2015	8,853	24,674	33,527
2016	8,631	23,319	31,950
2017	8,248	21,247	29,495
Thereafter	45,955	106,543	152,498
Total	$90,747	$229,313	$320,060